Note 7 - Advances to Registered Representatives - 10Q (Details) - Advances to Registered Representatives (USD $)	12 Months Ended		3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013 Advances to Registered Representatives [Member]
Investments in and Advances to Affiliates [Line Items]
Balance, December 31, 2012	$ 299,000		$ 833,000
Advances			60,000
Amortization or repayment of advances	265,000	567,000	(147,000)
Balance, March 31, 2013	$ 147,000	$ 299,000	$ 746,000